Basis of Preparation of Half-Year Report (Details Narrative) (6-K) - AUD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jul. 02, 2019	Aug. 08, 2018	Jun. 30, 2016
Statement Line Items [Line Items]
Profit loss	$ (2,647,698)	$ (3,028,861)	$ (3,123,372)	$ (6,425,604)	$ (5,463,872)	$ (8,403,826)
Net assets	2,862,305	2,862,305		1,771,206	4,711,878
Cash and cash equivalents	$ 3,277,074	$ 3,277,074	$ 3,234,640	$ 2,131,741	$ 5,487,035	$ 10,988,255			$ 11,179,687
Weighted average lessee's incremental borrowing rate							5.37%
Loss per share	$ 0.03
Description on short-term leases	Short-term leases are leases with a lease term of 12 months or less.
Equity Placement Facility With Kentgrove Capital Private Limited [Member]
Statement Line Items [Line Items]
Equity capital								$ 20,000,000
Individual placements								$ 1,000,000